Contingent Consideration (Tables)	12 Months Ended
Dec. 31, 2024
Contingent Consideration [Abstract]
Schedule of Contingent Consideration
	December 31, 2024	December 31, 2023
	EUR	EUR
Fair value of contingent consideration	120,000	181,000
	120,000	181,000